Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2016
Registrant Name	dei_EntityRegistrantName	BLACKROCK INDEX FUNDS, INC.
Central Index Key	dei_EntityCentralIndexKey	0001026144
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	May 04, 2017
Document Effective Date	dei_DocumentEffectiveDate	May 04, 2017
Prospectus Date	rr_ProspectusDate	Apr. 28, 2017